Shareholders' Equity (Details 5) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Weighted-Average Grant Date Fair Value
Unrecognized compensation cost	$ 9,500,000
Expected weighted-average recognition period for unrecognized compensation cost	2 years 1 month 6 days
Service-based restricted share units
Restricted Share Units
Outstanding at the beginning of the period (in shares)	361,000	496,000	538,000
Awarded (in shares)	257,000	134,000	345,000
Vested (in shares)	(162,000)	(238,000)	(376,000)
Cancelled (in shares)	(38,000)	(31,000)	(11,000)
Outstanding at the end of the period (in shares)	418,000	361,000	496,000
Weighted-Average Grant Date Fair Value
Outstanding at the beginning of the period (in dollars per share)	$ 65.87	$ 62.37	$ 29.06
Awarded (in dollars per share)	$ 71.24	$ 48.57	$ 80.83
Vested (in dollars per share)	$ 61.73	$ 51.36	$ 31.75
Cancelled (in dollars per share)	$ 63.07	$ 64.34	$ 61.09
Outstanding at the end of the period (in dollars per share)	$ 71.03	$ 65.87	$ 62.37
Unrecognized compensation cost	28,200,000	21,900,000
Expected weighted-average recognition period for unrecognized compensation cost	3 years 1 month 6 days	3 years
Total fair value vested	11,300,000	12,500,000	34,200,000
Service-based restricted share units | Non-employee directors
Restricted Share Units
Awarded (in shares)	36,000	36,000	36,000
Performance-based RSU
Restricted Share Units
Outstanding at the beginning of the period (in shares)	68,000
Awarded (in shares)		112,000	0
Issued (in shares)	(68,000)
Cancelled (in shares)		(44,000)
Outstanding at the end of the period (in shares)		68,000
Weighted-Average Grant Date Fair Value
Outstanding at the beginning of the period (in dollars per share)	$ 50.73
Awarded (in dollars per share)		$ 50.83
Issued (in dollars per share)	$ 50.73
Cancelled (in dollars per share)		$ 50.98
Outstanding at the end of the period (in dollars per share)		$ 50.73
Unrecognized compensation cost	$ 0	$ 0